Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Growth Strategies Portfolio
April 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of Variable Insurance Products Fund III has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio pursuant to which VIP Growth Strategies Portfolio would be reorganized on a tax-free basis with and into VIP Mid Cap Portfolio.

As a result of the proposed Reorganization, shareholders of Initial Class, Service Class, and Service Class 2 of VIP Growth Strategies Portfolio would receive, respectively, Initial Class, Service Class, and Service Class 2 shares of VIP Mid Cap Portfolio.

The Agreement provides for the transfer of all of the assets of VIP Growth Strategies Portfolio in exchange for corresponding shares of VIP Mid Cap Portfolio equal in value to the net assets of VIP Growth Strategies Portfolio and the assumption by VIP Mid Cap Portfolio of all of the liabilities of VIP Growth Strategies Portfolio. After the exchange, VIP Growth Strategies Portfolio will distribute the VIP Mid Cap Portfolio shares to its shareholders pro rata, in liquidation of VIP Growth Strategies Portfolio. As a result, shareholders of VIP Growth Strategies Portfolio will become shareholders of VIP Mid Cap Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Growth Strategies Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Growth Strategies Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for VIP Mid Cap Portfolio, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

VAG-14-01  September 30, 2014
1.797976.108

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Strategies Portfolio
April 30, 2014
Prospectus

Proposed Reorganization. The Board of Trustees of Variable Insurance Products Fund III has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between VIP Growth Strategies Portfolio and VIP Mid Cap Portfolio pursuant to which VIP Growth Strategies Portfolio would be reorganized on a tax-free basis with and into VIP Mid Cap Portfolio.

As a result of the proposed Reorganization, shareholders of Investor Class of VIP Growth Strategies Portfolio would receive Investor Class shares of VIP Mid Cap Portfolio.

The Agreement provides for the transfer of all of the assets of VIP Growth Strategies Portfolio in exchange for corresponding shares of VIP Mid Cap Portfolio equal in value to the net assets of VIP Growth Strategies Portfolio and the assumption by VIP Mid Cap Portfolio of all of the liabilities of VIP Growth Strategies Portfolio. After the exchange, VIP Growth Strategies Portfolio will distribute the VIP Mid Cap Portfolio shares to its shareholders pro rata, in liquidation of VIP Growth Strategies Portfolio. As a result, shareholders of VIP Growth Strategies Portfolio will become shareholders of VIP Mid Cap Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Growth Strategies Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Growth Strategies Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for VIP Mid Cap Portfolio, please call 1-877-208-0098. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

VIPAG-INV-14-01  September 30, 2014
1.918661.104